Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Inventory Disclosure [Abstract]
Finished products	¥ 468,408	¥ 495,865
Work in process	96,700	85,361
Raw materials, purchased components and supplies	100,324	152,717
Inventories	¥ 665,432	¥ 733,943